Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Operating revenue
Home sales	$ 141,352	$ 76,617	$ 145,977	$ 338,434	$ 244,610	$ 16,687	$ 207,055	$ 266,865
Lots, land and other sales		9,325	100,125	3,248	104,325			17,204
Construction services	9,478	7,045	16,473	21,439	23,825	8,883	19,768	10,629
Revenues	150,830	92,987	262,575	363,121	372,760	25,570	226,823	294,698
Operating costs
Cost of sales - homes	(107,957)	(63,012)	(122,155)	(267,932)	(203,203)	(14,598)	(184,489)	(225,751)
Cost of sales - lots, land and other		(7,783)	(92,975)	(2,838)	(94,786)		(4,234)	(20,426)
Impairment loss on real estate assets							(128,314)	(111,860)
Construction services	(8,135)	(6,410)	(15,061)	(17,472)	(21,416)	(8,223)	(18,164)	(7,805)
Sales and marketing	(6,679)	(4,172)	(8,835)	(17,482)	(13,928)	(1,944)	(16,848)	(19,746)
General and administrative	(10,200)	(5,440)	(13,925)	(28,016)	(26,095)	(3,302)	(22,411)	(25,129)
Amortization of intangible assets	(191)	(1,640)	(5,034)	(1,173)	(5,757)
Other	(695)	(945)	(2,402)	(1,746)	(2,909)	(187)	(3,983)	(2,740)
Operating expenses	(133,857)	(89,402)	(260,387)	(336,659)	(368,094)	(28,254)	(378,443)	(413,457)
Equity in income of unconsolidated joint ventures							3,605	916
Operating (loss) income	16,973	3,585	2,188	26,462	4,666	(2,684)	(148,015)	(117,843)
(Loss) gain on extinguishment of debt			975		(1,392)			5,572
Interest expense, net of amounts capitalized	(51)	(2,491)	(7,327)	(2,602)	(9,127)	(2,507)	(24,529)	(23,653)
Other income, net	114	95	1,471	257	1,528	230	838	57
Income (loss) before reorganization items	17,036	1,189	(3,668)	24,117	(4,325)	(4,961)	(171,706)	(135,867)
Reorganization items, net		(712)	(1,894)	(464)	(2,525)	233,458	(21,182)
(Loss) income before (provision) benefit from income taxes	17,036	477	(5,562)	23,653	(6,850)	228,497	(192,888)	(135,867)
(Provision) benefit from income taxes	(6,356)	(11)	(11)	(6,366)	(11)	0	(10)	412
Net (loss) income	10,680	466	(5,573)	17,287	(6,861)	228,497	(192,898)	(135,455)
Less: Net income attributable to noncontrolling interest	(3,118)	(1,218)	(2,038)	(4,879)	(1,998)	(114)	(432)	(1,331)
Net (loss) income attributable to William Lyon Homes	7,562	(752)	(7,611)	12,408	(8,859)	228,383	(193,330)	(136,786)
Preferred stock dividends	0	(755)	(1,798)	(1,528)	(2,743)
Net (loss) income available to common stockholders	$ 7,562	$ (1,507)	$ (9,409)	$ 10,880	$ (11,602)	$ 228,383	$ (193,330)	$ (136,786)
Income (loss) per common share:
Basic	$ 0.24	$ (0.12)	$ (0.80)	$ 0.48		$ 228,383.00
Diluted	$ 0.24	$ (0.12)	$ (0.80)	$ 0.46		$ 228,383.00
(Loss) income per common share, basic and diluted		$ (0.01)			$ (0.11)	$ 228,383.00	$ (193,330.00)	$ (136,786.00)
Weighted average common shares outstanding:
Basic	30,975,160	12,408,263	11,716,413	22,569,810	103,037,842	1,000	1,000	1,000
Diluted	31,895,814	12,408,263	11,716,413	23,446,954	103,037,842	1,000	1,000	1,000
Weighted average common shares outstanding, basic and diluted					103,037,842	1,000	1,000	1,000